Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2025 through the date of issuance of the financial statements and has determined that it does not have any other material subsequent events to disclose in these financial statements.